REVENUE (Tables)	12 Months Ended
Jun. 30, 2023
Revenue [abstract]
Schedule of Revenue

Amounts in R million	2023	2022	2021

Gold revenue	5,489.7	5,110.7	5,263.8
Silver revenue	6.6	7.8	5.2
Total revenue	5,496.3	5,118.5	5,269.0

Schedule of Market Risk

Amounts in R million	2023	2022	2021

20% increase in the US Dollar gold price	1,099.3	1,023.7	1,053.8
20% decrease in the US Dollar gold price	(1,099.3)	(1,023.7)	(1,053.8)

Amounts in R million	2023	2022	2021

20% increase in the US Dollar exchange rate	1,099.3	1,023.7	1,053.8
20% decrease in the US Dollar exchange rate	(1,099.3)	(1,023.7)	(1,053.8)